Schedules of Investments (unaudited)
Impax Core Bond Fund	March 31, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 98.7%
COMMUNITY INVESTMENT NOTES: 0.1%
CEI Investment Note, 2.000%, 11/03/23 (a)(b)	$304,521	$304,521
Envest Microfinance Fund, LLC, 4.380%, 10/25/23 (a)(b)	150,000	150,000
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (a)	250,000	242,653
(Cost $704,521)		697,174

CORPORATE BONDS: 39.0%
COMMUNICATION SERVICES: 2.8%
Altice France Holding SA, 144A, 10.500%, 05/15/27 (c)	1,000,000	765,900
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,435,274
AT&T, Inc., 4.300%, 02/15/30	1,000,000	972,057
AT&T, Inc., 2.750%, 06/01/31	1,000,000	862,209
AT&T, Inc., 3.500%, 09/15/53	1,000,000	727,298
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	867,500
CCO Holdings, LLC/Capital Corp., 144A, 7.375%, 03/01/31 (c)	1,000,000	985,000
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	965,452
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (c)	1,000,000	992,400
Comcast Corp., 4.650%, 02/15/33 (d)	2,000,000	2,011,338
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,407,587
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)	1,000,000	724,680
Sprint Corp., 7.875%, 09/15/23	2,000,000	2,016,589
T-Mobile USA, Inc., 3.500%, 04/15/31	1,500,000	1,350,260
T-Mobile USA, Inc., 4.500%, 04/15/50	1,000,000	871,743
T-Mobile USA, Inc., 5.650%, 01/15/53	1,000,000	1,025,362
Verizon Communications, Inc., 2.355%, 03/15/32	1,011,000	829,909
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,194,041
Verizon Communications, Inc., 3.875%, 03/01/52 (d)	1,000,000	810,242
Warnermedia Holdings, Inc., 6.412%, 03/15/26	500,000	502,676
Warnermedia Holdings, Inc., 144A, 4.054%, 03/15/29 (c)	1,000,000	930,921
Warnermedia Holdings, Inc., 144A, 5.141%, 03/15/52 (c)	1,500,000	1,217,019
		23,465,457

CONSUMER DISCRETIONARY: 2.9%
Amazon.com, Inc., 2.730%, 04/13/24	500,000	490,151
Amazon.com, Inc., 3.450%, 04/13/29	1,000,000	962,675
Amazon.com, Inc., 2.875%, 05/12/41	800,000	630,746
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	678,653
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	517,304
American University, The, 3.672%, 04/01/49	1,000,000	818,734
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	653,896
California Endowment, The, 2.498%, 04/01/51	1,000,000	659,514
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,240,227
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (c)	1,000,000	1,013,115
Ford Foundation, The, 2.415%, 06/01/50	750,000	497,862
Ford Motor Co., 3.250%, 02/12/32	1,100,000	866,103
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	477,650
General Motors Co., 5.400%, 10/15/29	1,000,000	991,960
Home Depot, Inc., The, 2.875%, 04/15/27	750,000	715,317
Home Depot, Inc., The, 4.500%, 09/15/32 (d)	1,000,000	1,007,846
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (c)	1,000,000	882,278
Local Initiatives Support Corp., 1.000%, 11/15/25 (a)	1,000,000	885,362
Lowe's Cos., Inc., 4.800%, 04/01/26	1,250,000	1,257,728
Lowe's Cos., Inc., 5.000%, 04/15/33 (d)	1,000,000	1,000,884
Lowe's Cos., Inc., 2.800%, 09/15/41	750,000	532,511
Lowe's Cos., Inc., 5.750%, 07/01/53	750,000	764,907
Macy's Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	666,385
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	546,875
Nature Conservancy, The, 1.861%, 07/01/33	266,000	206,302
Nature Conservancy, The, 3.957%, 03/01/52	750,000	634,838
Starbucks Corp., 4.800%, 02/15/33	1,000,000	1,009,871
Starbucks Corp., 4.450%, 08/15/49	2,000,000	1,805,040
Whirlpool Corp., 2.400%, 05/15/31	1,000,000	819,211
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (c)	1,000,000	651,950
		23,885,895

CONSUMER STAPLES: 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (c)	1,000,000	968,100
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 6.500%, 02/15/28 (c)	1,000,000	1,003,555
Campbell Soup Co., 2.375%, 04/24/30 (d)	1,000,000	859,107
Capital Impact Partners, 2.300%, 10/15/24 (a)	500,000	482,181
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,243,867
CVS Health Corp., 4.300%, 03/25/28	219,000	215,195
CVS Health Corp., 2.125%, 09/15/31 (d)	2,000,000	1,636,201
CVS Health Corp., 5.250%, 02/21/33	1,000,000	1,021,002
CVS Health Corp., 5.125%, 07/20/45	1,000,000	949,526
CVS Health Corp., 5.050%, 03/25/48	1,000,000	936,469
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (c)	1,500,000	1,496,250
General Mills, Inc., 2.875%, 04/15/30	1,000,000	896,000
General Mills, Inc., 2.250%, 10/14/31	750,000	623,957
General Mills, Inc., 4.950%, 03/29/33	250,000	254,010
Kellogg Co., 2.100%, 06/01/30	1,000,000	837,603
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	958,044
Keurig Dr Pepper, Inc., 4.050%, 04/15/32 (d)	1,250,000	1,185,669
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	182,263
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	968,292
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,000,000	872,085
PepsiCo., Inc., 3.900%, 07/18/32	1,000,000	977,957
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	832,931
Sysco Corp., 5.950%, 04/01/30	995,000	1,055,671
		20,455,935

ENERGY: 0.2%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	947,356
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	954,667
		1,902,023

FINANCIALS: 12.6%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,359,924
Aflac, Inc., 3.600%, 04/01/30	1,000,000	941,670
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	802,888
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	858,473
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	887,741
Bank of America Corp., 1.486%, 05/19/24 (e)	1,650,000	1,640,941
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	1,867,511
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	950,606
Bank of America Corp., 6.204%, 11/10/28 (e)	2,000,000	2,092,556
Bank of America Corp., 2.572%, 10/20/32 (e)	1,000,000	818,008
Bank of America Corp., 4.083%, 03/20/51 (e)	1,000,000	823,299
Bank of Montreal, 1.250%, 09/15/26	2,000,000	1,768,648
Bank of New York Mellon Corp., The, 3.400%, 01/29/28 (d)	1,000,000	946,902
Bank of New York Mellon Corp., The, 5.834%, 10/25/33 (e)	1,000,000	1,068,803
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	880,043
BNG Bank NV, 144A, 0.500%, 11/24/25 (c)	250,000	227,238
Calvert Impact Capital, Inc., 3.000%, 03/14/25 (a)	1,000,000	1,028,380
Century Housing Corp., 4.500%, 02/15/26	1,000,000	1,000,845
Chubb INA Holdings, Inc., 1.375%, 09/15/30 (d)	2,000,000	1,619,370
Chubb INA Holdings, Inc., 2.850%, 12/15/51 (d)	250,000	176,753
Citigroup, Inc., 1.281%, 11/03/25 (e)	1,500,000	1,402,258
Citigroup, Inc., 2.014%, 01/25/26 (e)	2,000,000	1,884,612
Fiserv, Inc., 5.600%, 03/02/33	1,500,000	1,556,517
Fiserv, Inc., 4.400%, 07/01/49	1,500,000	1,282,833
Goldman Sachs Group, Inc., The, 0.855%, 02/12/26 (e)	2,500,000	2,290,102
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (e)	750,000	566,120
ING Groep NV, 3.869%, 03/28/26 (e)	1,500,000	1,451,668
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	2,933,402
JPMorgan Chase & Co., 0.563%, 02/16/25 (d)(e)	2,000,000	1,917,613
JPMorgan Chase & Co., 0.768%, 08/09/25 (e)	2,000,000	1,879,007
JPMorgan Chase & Co., 2.947%, 02/24/28 (e)	1,000,000	927,807
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	829,702
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	4,906,319
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24	1,000,000	945,365
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,876,329
Kreditanstalt fuer Wiederaufbau, 3.125%, 06/10/25	2,000,000	1,960,430
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	921,300
Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	5,000,000	4,567,380
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26 (d)	1,500,000	1,363,770
Kreditanstalt fuer Wiederaufbau, 3.750%, 02/15/28	2,750,000	2,755,033
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29	4,000,000	3,561,237
MetLife, Inc., 4.875%, 11/13/43	1,000,000	937,920
MetLife, Inc., 5.250%, 01/15/54	1,000,000	975,658
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)(d)	3,000,000	2,764,199
Morgan Stanley, 5.186%, 11/10/23 (e)	3,000,000	2,993,487
Morgan Stanley, 3.625%, 01/20/27	2,000,000	1,926,823
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	915,316
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,130,346
National Bank of Canada, 0.550%, 11/15/24 (e)	1,600,000	1,552,584
NatWest Group, PLC, 2.359%, 05/22/24 (e)	2,000,000	1,989,650
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	840,402
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	465,683
Principal Financial Group, Inc., 5.375%, 03/15/33	2,000,000	2,003,253
Principal Financial Group, Inc., 5.500%, 03/15/53	2,000,000	1,917,066
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,378,648
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	228,215
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	857,322
Royal Bank of Canada, 3.970%, 07/26/24	1,000,000	986,850
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	1,841,082
Royal Bank of Canada, 4.875%, 01/12/26	2,000,000	2,004,782
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24 (d)	2,000,000	1,924,180
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	972,407
Toronto-Dominion Bank, The, 5.103%, 01/09/26	1,000,000	1,006,751
Toronto-Dominion Bank, The, 2.800%, 03/10/27	750,000	692,420
Toronto-Dominion Bank, The, 4.456%, 06/08/32 (d)	800,000	779,526
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	867,476
Travelers Cos. Inc., The, 6.250%, 06/15/37	1,000,000	1,135,525
Truist Financial Corp., 1.267%, 03/02/27 (e)	1,000,000	881,784
Truist Financial Corp., 5.122%, 01/26/34 (e)	2,000,000	1,952,131
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	834,450
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (c)	1,000,000	816,875
		104,112,214

HEALTH CARE: 4.1%
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	981,326
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	928,406
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	883,375
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,677,271
Amgen, Inc., 5.150%, 03/02/28	2,000,000	2,043,107
Amgen, Inc., 3.000%, 02/22/29	750,000	690,116
Amgen, Inc., 4.200%, 03/01/33	500,000	479,559
Astrazeneca Finance, LLC, 4.875%, 03/03/28	1,500,000	1,544,103
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (c)	1,000,000	948,410
Becton Dickinson & Co., 4.298%, 08/22/32	750,000	725,181
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	935,937
Bristol-Myers Squibb Co., 4.250%, 10/26/49	1,000,000	907,620
Elevance Health, Inc., 2.375%, 01/15/25	1,000,000	957,766
Elevance Health, Inc., 1.500%, 03/15/26	500,000	456,516
Elevance Health, Inc., 4.101%, 03/01/28	1,000,000	979,842
Elevance Health, Inc., 2.250%, 05/15/30	1,000,000	859,179
Elevance Health, Inc., 5.125%, 02/15/53	1,750,000	1,744,912
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (c)	1,000,000	889,719
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	733,176
Kaiser Foundation Hospitals, 3.266%, 11/01/49 (d)	1,000,000	747,975
Laboratory Corp of America Holdings, 3.600%, 02/01/25	1,000,000	973,343
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	895,962
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	736,906
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,188,342
Pfizer, Inc., 1.750%, 08/18/31	2,250,000	1,857,292
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	956,570
Seattle Children's Hospital, 1.208%, 10/01/27	1,000,000	863,797
Thermo Fisher Scientific, Inc., 1.750%, 10/15/28 (d)	500,000	439,671
Thermo Fisher Scientific, Inc., 2.000%, 10/15/31	1,500,000	1,251,457
UnitedHealth Group, Inc., 3.700%, 05/15/27 (d)	750,000	734,267
UnitedHealth Group, Inc., 5.250%, 02/15/28	500,000	520,303
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	378,623
UnitedHealth Group, Inc., 5.875%, 02/15/53	1,000,000	1,125,772
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	943,043
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	973,569
		33,952,413

INDUSTRIALS: 2.8%
Ashtead Capital, Inc., 144A, 5.500%, 08/11/32 (c)	1,000,000	984,309
Ashtead Capital, Inc., 144A, 5.550%, 05/30/33 (c)	1,000,000	989,078
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	804,269
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	897,146
Clean Harbors, Inc., 144A, 6.375%, 02/01/31 (c)	1,000,000	1,021,300
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,098,562
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30 (d)	1,000,000	824,320
Masco Corp., 1.500%, 02/15/28	1,000,000	852,115
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,097,186
Regal Rexnord Corp., 144A, 6.050%, 04/15/28 (c)	1,000,000	1,001,176
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,592,201
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,236,516
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	935,595
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (a)	2,000,000	1,866,204
Union Pacific Corp., 2.400%, 02/05/30	500,000	440,200
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	806,987
Union Pacific Corp., 4.950%, 05/15/53	2,000,000	2,029,663
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,378,580
Waste Management, Inc., 2.500%, 11/15/50	350,000	227,865
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,328,533
		23,411,805

INFORMATION TECHNOLOGY: 3.6%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	966,869
Analog Devices, Inc., 1.700%, 10/01/28	750,000	652,607
Apple, Inc., 2.400%, 08/20/50 (d)	1,000,000	671,595
Apple, Inc., 3.950%, 08/08/52	750,000	673,225
Block, Inc., 3.500%, 06/01/31 (d)	1,000,000	822,215
Broadcom, Inc., 144A, 4.926%, 05/15/37 (c)	2,000,000	1,820,613
Broadcom, Inc., 144A, 3.500%, 02/15/41 (c)	1,000,000	755,214
CDW, LLC/Finance Corp., 3.276%, 12/01/28	2,000,000	1,765,550
Dell International, LLC/EMC Corp., 6.020%, 06/15/26	1,000,000	1,026,824
Gen Digital, Inc., 144A, 6.750%, 09/30/27 (c)	600,000	603,750
Gen Digital, Inc., 144A, 7.125%, 09/30/30 (c)(d)	550,000	547,745
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,404,589
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	1,150,000	1,212,347
HP, Inc., 2.650%, 06/17/31	1,500,000	1,224,472
Intel Corp., 5.200%, 02/10/33 (d)	500,000	509,546
Intel Corp., 5.700%, 02/10/53	750,000	766,302
KLA Corp., 4.950%, 07/15/52 (d)	2,000,000	1,984,574
MasterCard, Inc., 2.950%, 06/01/29	500,000	464,052
MasterCard, Inc., 2.950%, 03/15/51	1,000,000	754,464
Microchip Technology, Inc., 0.972%, 02/15/24	1,000,000	960,269
NetApp, Inc., 1.875%, 06/22/25	1,000,000	932,922
NXP BV/Funding, LLC/USA, Inc., 2.500%, 05/11/31	1,500,000	1,240,975
NXP BV/Funding, LLC/USA, Inc., 5.000%, 01/15/33	800,000	784,834
Open Text Corp., 144A, 6.900%, 12/01/27 (c)	1,000,000	1,032,500
QUALCOMM, Inc., 6.000%, 05/20/53	2,000,000	2,274,983
TSMC Global, Ltd., 144A, 1.250%, 04/23/26 (c)	1,000,000	904,583
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,747,375
		29,504,994

MATERIALS: 0.7%
Air Products and Chemicals, Inc., 4.800%, 03/03/33	1,500,000	1,542,783
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (c)	1,000,000	783,455
Ball Corp., 6.875%, 03/15/28	1,000,000	1,036,020
Ecolab, Inc., 5.250%, 01/15/28	1,000,000	1,038,120
Ecolab, Inc., 2.125%, 08/15/50	500,000	300,351
Ecolab, Inc., 2.750%, 08/18/55	950,000	610,073
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (c)	1,000,000	868,846
		6,179,648

REAL ESTATE: 3.4%
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	750,389
Alexandria Real Estate Equities, Inc., 4.750%, 04/15/35	2,000,000	1,876,358
American Tower Corp., 1.600%, 04/15/26	500,000	452,438
American Tower Corp., 3.650%, 03/15/27	500,000	475,286
American Tower Corp., 2.100%, 06/15/30	250,000	204,414
American Tower Corp., 5.650%, 03/15/33	750,000	772,470
American Tower Corp., 2.950%, 01/15/51	500,000	320,748
American Tower Trust #1, 144A, 5.490%, 03/15/53 (c)	1,750,000	1,769,477
Brandywine Operating Partnership, LP, 7.550%, 03/15/28	1,000,000	897,742
Brixmor Operating Partnership, LP, 4.125%, 06/15/26	2,500,000	2,371,764
Crown Castle, Inc., 1.050%, 07/15/26	1,000,000	881,732
Crown Castle, Inc., 3.300%, 07/01/30	500,000	451,169
Crown Castle, Inc., 2.500%, 07/15/31	500,000	420,505
CubeSmart, LP, 2.500%, 02/15/32	2,500,000	2,009,450
Equinix, Inc., 1.000%, 09/15/25	1,000,000	906,116
Equinix, Inc., 3.900%, 04/15/32	1,250,000	1,137,636
Healthpeak OP, LLC, 5.250%, 12/15/32	2,000,000	2,008,163
Mid-America Apartments, LP, 3.950%, 03/15/29	2,000,000	1,920,084
Prologis, LP, 1.250%, 10/15/30	500,000	393,588
Prologis, LP, 1.625%, 03/15/31	1,000,000	798,422
Prologis, LP, 4.750%, 06/15/33	500,000	497,247
Regency Centers, LP, 2.950%, 09/15/29 (d)	1,500,000	1,300,587
Regency Centers, LP, 3.700%, 06/15/30	570,000	515,069
SBA Tower Trust, 144A, 1.631%, 11/15/26 (c)	1,000,000	877,057
SBA Tower Trust, 144A, 1.840%, 04/15/27 (c)	2,000,000	1,746,838
Welltower OP, Inc., 3.850%, 06/15/32	1,500,000	1,327,720
Welltower OP, Inc., 6.500%, 03/15/41	1,000,000	1,046,891
		28,129,360

UTILITIES: 3.4%
AES Corp., The, 1.375%, 01/15/26	2,000,000	1,801,076
AES Corp., The, 2.450%, 01/15/31	1,000,000	815,083
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,672,403
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	957,818
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (c)	2,000,000	1,726,800
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	922,127
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,324,813
DTE Electric Co., 3.950%, 03/01/49	1,000,000	844,201
Georgia Power Co., 3.250%, 03/15/51	1,000,000	717,175
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (c)	1,500,000	1,308,303
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	1,624,553
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	2,790,614
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (c)	1,000,000	916,419
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	550,191
PG&E Recovery Funding, LLC, 5.256%, 01/15/38	1,000,000	1,043,493
PG&E Recovery Funding, LLC, 5.536%, 07/15/47	2,625,000	2,791,938
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,250,000	1,033,523
Southern Power Co., 4.150%, 12/01/25	1,000,000	977,088
Southern Power Co., 0.900%, 01/15/26	500,000	450,909
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,083,290
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (c)(d)	750,000	636,551
Union Electric Co., 2.150%, 03/15/32	1,000,000	819,821
		27,808,189

TOTAL CORPORATE BONDS
(Cost $352,071,160)		322,807,933

U.S. GOVERNMENT AGENCY BONDS: 1.1%
FEDERAL FARM CREDIT BANK (AGENCY): 0.3%
Federal Farm Credit Banks Funding Corp., 2.500%, 04/14/36	3,000,000	2,364,134

US INTERNATIONAL DEVELOPMENT FINANCE CORP. (AGENCY): 0.8%
United States International Development Finance Corp., 5.050%, 09/15/26 (e)	1,166,667	1,166,667
United States International Development Finance Corp., 3.130%, 04/15/28	1,000,000	954,377
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	448,586
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	889,055
United States International Development Finance Corp., 5.100%, 03/15/30 (e)	2,000,000	2,000,000
United States International Development Finance Corp., 3.520%, 09/20/32	1,357,143	1,308,336
		6,767,021

TOTAL U.S. GOVERNMENT AGENCY BONDS		9,131,155
(Cost $9,366,058)

GOVERNMENT BONDS: 0.8%
Caisse d'Amortissement de la Dette Sociale, 144A, 1.375%, 01/20/31 (c)	3,000,000	2,510,590
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (c)	500,000	470,261
Kommunalbanken AS, 144A, 4.625%, 10/24/25 (c)	500,000	505,120
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (c)	1,500,000	1,353,686
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (c)	1,000,000	825,968
Ontario Teachers' Finance Trust, 144A, 1.250%, 09/27/30 (c)	1,000,000	813,258

TOTAL GOVERNMENT BONDS		6,478,883
(Cost $7,097,092)

SUPRANATIONAL BONDS: 11.6%
Council of Europe Development Bank, 3.000%, 06/16/25 (d)	1,000,000	976,808
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,961,411
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,883,833
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,741,389
European Investment Bank, 3.125%, 12/14/23	3,000,000	2,966,991
European Investment Bank, 3.250%, 01/29/24	8,000,000	7,910,985
European Investment Bank, 2.750%, 08/15/25 (d)	2,000,000	1,946,312
European Investment Bank, 1.375%, 03/15/27	2,000,000	1,828,657
European Investment Bank, 3.875%, 03/15/28 (d)	1,000,000	1,008,636
European Investment Bank, 1.750%, 03/15/29 (d)	800,000	720,312
European Investment Bank, 0.750%, 09/23/30	1,000,000	815,762
European Investment Bank, 3.750%, 02/14/33	3,000,000	3,038,429
Inter-American Development Bank, 0.250%, 11/15/23 (d)	4,000,000	3,887,251
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	2,951,325
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,749,473
Inter-American Development Bank, 1.750%, 03/14/25 (d)	3,000,000	2,867,249
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,780,501
Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,827,784
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,835,999
Inter-American Development Bank, 0.625%, 09/16/27	600,000	523,637
Inter-American Development Bank, 3.500%, 09/14/29	4,500,000	4,447,201
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	2,694,407
Inter-American Investment Corp., 2.625%, 04/22/25	1,000,000	967,853
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,642,837
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,661,302
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	458,352
International Bank for Reconstruction & Development, 3.125%, 06/15/27	2,000,000	1,954,541
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	874,086
International Bank for Reconstruction & Development, 0.000%, 03/31/28	4,500,000	4,242,465
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,340,676
International Bank for Reconstruction & Development, 3.875%, 02/14/30	1,000,000	1,009,424
International Bank for Reconstruction & Development, 5.075%, 02/11/31 (e)	2,000,000	1,982,483
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,279,361
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,701,066
International Development Association, 144A, 0.375%, 09/23/25 (c)	3,200,000	2,930,564
International Finance Corp., 0.375%, 07/16/25	1,000,000	922,296
International Finance Corp., 0.750%, 10/08/26 (d)	2,250,000	2,025,611
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,416,633
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,753,990

TOTAL SUPRANATIONAL BONDS		95,527,892
(Cost $100,916,770)

MUNICIPAL BONDS: 2.0%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	497,637
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,750,000	1,641,526
California State University, 2.795%, 11/01/41	500,000	367,745
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	933,392
City of San Francisco CA Public Utilities Commission Water Revenue, 3.303%, 11/01/39	2,000,000	1,686,414
Commonwealth of Massachusetts, 3.881%, 01/15/31	2,000,000	1,943,702
Commonwealth of Massachusetts, 3.277%, 06/01/46	2,000,000	1,643,121
Massachusetts School Building Authority, 3.395%, 10/15/40	1,000,000	841,139
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,259,798
State of California, 7.550%, 04/01/39	2,000,000	2,594,440
State of Oregon, 4.721%, 05/01/42	2,000,000	1,927,854
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,142
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,295,096

TOTAL MUNICIPAL BONDS		16,757,006
(Cost $18,347,317)

U.S. TREASURY NOTES: 13.6%
United States Treasury Note (TIPS), 0.125%, 07/15/24	2,519,260	2,470,370
United States Treasury Note (TIPS), 0.625%, 01/15/26	3,776,250	3,692,741
United States Treasury Note, 4.625%, 03/15/26	4,000,000	4,091,406
United States Treasury Note (TIPS), 0.375%, 07/15/27	4,890,760	4,726,167
United States Treasury Note, 3.500%, 01/31/28	20,000,000	19,898,438
United States Treasury Note, 4.000%, 10/31/29	3,000,000	3,073,125
United States Treasury Note, 0.875%, 11/15/30	2,000,000	1,656,289
United States Treasury Note, 4.125%, 11/15/32	7,000,000	7,356,563
United States Treasury Note, 5.000%, 05/15/37	2,000,000	2,334,648
United States Treasury Note, 3.875%, 02/15/43	38,000,000	38,347,343
United States Treasury Note (TIPS), 1.000%, 02/15/48	1,212,890	1,081,820
United States Treasury Note, 4.000%, 11/15/52	22,750,000	24,150,547

TOTAL U.S. TREASURY NOTES		112,879,457
(Cost $110,931,181)

ASSET-BACKED SECURITIES: 6.0%
CarMax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,949,742
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	1,918,704
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (c)	360,940	310,741
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	523,074	500,427
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	580,502	524,387
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (c)	278,482	234,341
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (c)	358,375	295,401
Foundation Finance Trust 2019-1, 144A, 3.860%, 11/15/34 (c)	949,305	932,350
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (c)	1,146,793	1,020,983
Foundation Finance Trust 2021-2, 144A, 2.190%, 01/15/42 (c)	473,045	435,554
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (c)	1,000,000	883,269
GoodLeap Sustainable Home Solutions Trust 2022-2, 144A, 4.000%, 04/20/49 (c)	2,443,074	2,197,193
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (c)	874,927	692,784
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (c)	561,682	442,505
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	466,068	430,113
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	504,296	460,613
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,296,080	1,214,566
Mosaic Solar Loan Trust 2019-1, 144A, 4.370%, 12/21/43 (c)	586,644	553,042
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	388,412	346,158
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	431,115	376,380
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (c)	764,652	705,272
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (c)	893,133	758,054
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (c)	820,926	688,317
Mosaic Solar Loan Trust 2022-3, 144A, 6.100%, 06/20/53 (c)	1,441,578	1,499,250
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	405,647	390,335
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	492,607	458,052
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	233,039	224,114
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (c)	751,056	595,703
OneMain Financial Issuance Trust 2022-3, 144A, 5.940%, 05/15/34 (c)	1,750,000	1,755,874
OneMain Financial Issuance Trust 2022-S1, 144A, 4.130%, 05/14/35 (c)	2,520,000	2,437,515
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (c)	1,068,142	881,706
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (c)	1,497,147	1,337,177
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (c)	1,049,609	965,028
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(e)	1,900,000	1,820,477
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (c)	1,500,000	1,343,762
SoFi Professional Loan Program 2017-E, LLC, 144A, 3.490%, 11/26/40 (c)	750,000	716,636
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	1,800,000	1,612,100
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (c)	500,000	454,462
SoFi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (c)	1,334,514	1,244,952
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (c)	1,532,198	1,368,956
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (c)	2,144,986	1,769,729
Sunnova Helios IV Issuer, LLC, 144A, 2.980%, 06/20/47 (c)	742,357	659,464
Sunnova Helios V Issuer, LLC, 144A, 1.800%, 02/20/48 (c)	418,802	349,406
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (c)	900,879	732,416
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	909,268	780,618
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	900,070	868,272
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	907,489	810,405
Tesla Auto Lease Trust 2020-A, 144A, 4.640%, 08/20/24 (c)	1,000,000	998,817
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (c)	500,000	479,691
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (c)	750,000	722,365
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (c)	500,000	470,229
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (c)	1,387,660	1,173,325
Triumph Rail Holdings, LLC, 144A, 2.150%, 06/19/51 (c)	922,989	807,906
TRP 2021, LLC, 144A, 2.070%, 06/19/51 (c)	971,195	845,814
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	915,144	830,477

TOTAL ASSET-BACKED SECURITIES		49,275,929
(Cost $54,223,582)

MORTGAGE-BACKED SECURITIES: 24.5%
GINNIE MAE (MORTGAGE-BACKED): 0.3%
Ginnie Mae, 3.020%, 09/15/41	1,627,758	1,546,605
Ginnie Mae, 2.846%, 09/16/50 (e)	797,135	773,008
Ginnie Mae, 3.099%, 03/16/55 (e)	587,710	533,844
		2,853,457

FREDDIE MAC (MORTGAGE-BACKED): 6.0%
Freddie Mac, 2.939%, 04/25/29	3,000,000	2,799,405
Freddie Mac, 0.704%, 04/25/29 (e)	479,766	425,264
Freddie Mac, 2.412%, 08/25/29	2,000,000	1,804,996
Freddie Mac, 1.503%, 09/25/30	651,000	541,483
Freddie Mac, 1.487%, 11/25/30	2,000,000	1,650,578
Freddie Mac, 1.132%, 01/25/31	1,739,955	1,515,966
Freddie Mac, 1.204%, 09/25/31	586,824	513,538
Freddie Mac, 3.400%, 08/25/32 (e)	2,000,000	1,871,653
Freddie Mac, 3.123%, 08/25/32 (e)	1,750,000	1,603,059
Freddie Mac, 144A, 6.134%, 01/25/34 (c)(e)	391,540	384,439
Freddie Mac, 3.000%, 03/01/35	2,886,241	2,718,337
Freddie Mac, 2.500%, 11/01/36	1,340,825	1,228,960
Freddie Mac, 4.000%, 07/01/37	1,833,508	1,806,787
Freddie Mac, 144A, 6.334%, 01/25/42 (c)(e)	1,100,000	1,041,307
Freddie Mac, 3.000%, 12/01/49	1,800,262	1,633,058
Freddie Mac, 144A, 7.717%, 03/25/50 (c)(e)	1,196,364	1,226,744
Freddie Mac, 2.500%, 05/01/50	1,460,556	1,264,282
Freddie Mac, 2.000%, 02/01/51	2,526,162	2,103,243
Freddie Mac, 4.000%, 08/01/51	3,505,788	3,363,485
Freddie Mac, 3.000%, 04/01/52	4,828,889	4,351,047
Freddie Mac, 4.500%, 08/01/52	1,910,149	1,878,399
Freddie Mac, 5.500%, 09/01/52	3,961,236	4,067,929
Freddie Mac, 5.500%, 11/01/52	3,909,168	3,986,833
Freddie Mac, 5.500%, 01/01/53	2,967,705	3,001,298
Freddie Mac, 5.500%, 03/01/53	2,996,805	3,030,728
		49,812,818
FANNIE MAE (MORTGAGE-BACKED): 16.0%
Fannie Mae, 2.815%, 02/25/27 (e)	1,831,435	1,743,566
Fannie Mae, 2.906%, 01/25/28 (e)	1,806,144	1,700,699
Fannie Mae, 3.086%, 03/25/28 (e)	1,116,025	1,061,391
Fannie Mae, 3.302%, 06/25/28 (e)	1,815,839	1,745,014
Fannie Mae, 3.547%, 09/25/28 (e)	1,825,120	1,767,331
Fannie Mae, 2.937%, 06/25/29	1,709,609	1,588,734
Fannie Mae, 1.383%, 12/25/30 (e)	2,700,000	2,214,592
Fannie Mae, 2.000%, 03/01/36	2,310,117	2,087,699
Fannie Mae, 4.000%, 08/01/37	1,828,527	1,803,625
Fannie Mae, 2.000%, 11/01/40	1,677,321	1,452,094
Fannie Mae, 2.500%, 12/01/40	2,476,512	2,211,995
Fannie Mae, 2.000%, 12/01/40	4,024,649	3,484,207
Fannie Mae, 4.000%, 02/01/41	1,432,281	1,403,108
Fannie Mae, 144A, 6.484%, 11/25/41 (c)(e)	1,500,000	1,394,481
Fannie Mae, 4.000%, 01/01/42	1,301,856	1,275,336
Fannie Mae, 3.000%, 01/01/42	2,636,936	2,423,451
Fannie Mae, 3.500%, 01/01/43	1,295,106	1,228,300
Fannie Mae, 3.500%, 07/01/43	3,533,172	3,361,177
Fannie Mae, 3.000%, 11/01/46	2,778,453	2,551,676
Fannie Mae, 3.500%, 04/01/48	1,639,263	1,554,130
Fannie Mae, 3.500%, 09/01/49	4,413,040	4,145,876
Fannie Mae, 3.000%, 10/01/49	1,330,648	1,207,125
Fannie Mae, 3.500%, 01/01/50	2,597,958	2,450,332
Fannie Mae, 2.500%, 03/01/50	1,618,759	1,406,838
Fannie Mae, 2.500%, 08/01/50	1,749,314	1,533,869
Fannie Mae, 2.500%, 09/01/50	5,821,308	5,041,288
Fannie Mae, 2.000%, 10/01/50	3,278,885	2,738,530
Fannie Mae, 3.000%, 11/01/50	1,359,455	1,229,273
Fannie Mae, 2.500%, 11/01/50	1,731,474	1,503,356
Fannie Mae, 1.500%, 11/01/50	2,396,082	1,894,176
Fannie Mae, 2.500%, 12/01/50	3,599,962	3,113,201
Fannie Mae, 2.000%, 12/01/50	1,579,924	1,313,231
Fannie Mae, 2.500%, 01/01/51	1,591,793	1,376,434
Fannie Mae, 2.500%, 05/01/51	1,568,766	1,356,448
Fannie Mae, 2.500%, 07/01/51	8,041,127	6,949,473
Fannie Mae, 2.000%, 09/01/51	2,755,645	2,285,967
Fannie Mae, 2.500%, 10/01/51	2,683,946	2,318,505
Fannie Mae, 2.000%, 10/01/51	2,758,732	2,288,250
Fannie Mae, 2.500%, 11/01/51	2,847,030	2,458,930
Fannie Mae, 3.500%, 01/01/52	2,498,792	2,324,500
Fannie Mae, 3.000%, 02/01/52	2,790,150	2,508,306
Fannie Mae, 2.500%, 02/01/52	3,614,463	3,120,497
Fannie Mae, 3.500%, 03/01/52	2,898,869	2,698,013
Fannie Mae, 3.500%, 04/01/52	6,604,946	6,146,622
Fannie Mae, 3.500%, 06/01/52	7,647,644	7,130,153
Fannie Mae, 4.500%, 07/01/52	2,944,492	2,890,271
Fannie Mae, 4.000%, 07/01/52	3,872,487	3,721,046
Fannie Mae, 3.500%, 07/01/52	3,882,401	3,646,732
Fannie Mae, 5.000%, 09/01/52	2,974,756	2,973,708
Fannie Mae, 4.500%, 10/01/52	2,851,535	2,810,486
Fannie Mae, 6.000%, 11/01/52	2,948,261	3,019,581
Fannie Mae, 4.500%, 01/01/53	2,967,938	2,910,550
Fannie Mae, 5.500%, 03/01/53	2,000,000	2,022,639
		132,586,812

COMMERCIAL MORTGAGE-BACKED: 2.2%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (c)(e)	1,741,898	1,600,519
Angel Oak Mortgage Trust 2022-5, 144A, 4.500%, 05/25/67 (c)	1,874,191	1,794,405
CHNGE Mortgage Trust 2023-1, 144A, 7.065%, 03/25/58 (c)	490,917	489,749
Connecticut Avenue Securities Trust 2021-R01, 144A, 6.034%, 10/25/41 (c)(e)	645,000	626,973
Connecticut Avenue Securities Trust 2022-R08, 144A, 7.034%, 07/25/42 (c)(e)	1,573,921	1,584,956
Connecticut Avenue Securities Trust 2023-R01, 144A, 6.884%, 12/25/42 (c)(e)	1,213,171	1,216,685
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (c)(e)	768,347	666,466
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (c)(e)	1,556,781	1,357,933
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (c)(e)	789,413	684,738
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(e)	899,072	862,286
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(e)	378,626	353,126
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(e)	519,633	487,412
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(e)	1,122,792	1,048,020
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (c)(e)	78,259	72,983
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (c)(e)	1,698,902	1,473,632
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (c)	1,500,000	1,199,090
Towd Point Mortgage Trust 2015-2, 144A, 3.531%, 11/25/60 (c)(e)	1,479,982	1,447,920
Towd Point Mortgage Trust 2023-1, 144A, 3.750%, 01/25/63 (c)	1,230,544	1,171,265
		18,138,158
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $222,952,123)		203,391,245

TOTAL BONDS
(Cost $876,609,804)		816,946,674

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.700% (f)(g)	5,818,667	5,818,667
(Cost $5,818,667)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.855% (f)(g)	11,039,768	11,039,768
(Cost $11,039,768)

TOTAL INVESTMENTS: 100.7%
(Cost $893,468,239)		833,805,109

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.3%		(11,039,768)

OTHER ASSETS AND LIABILITIES - (NET): 0.6%		4,755,799
Net Assets: 100.0%		$827,521,140

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of March 31, 2023. The total market value of securities on loan as of March 31, 2023 was $24,509,788.
(e)	Rate shown reflects the accrual rate as of March 31, 2023 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2023.
(g)	Premier Class shares

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307